CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (14.9%) in 2017 and the Company has no significant customer concentration in fiscal 2016. As of September 30, 2017, the amount due from this customer included in accounts receivable was $3,459,882. The loss of the significant customer or the failure to attract the new customers could have a material adverse effect on our business, results of operations and financial condition for the Company.

In 2017, the Company purchased a substantial portion of materials from three third-party vendors (63.5%). As of September 30, 2017, the net amount due to the vendors (accounts payable - advance to vendors) was $9,139,161. The Company purchased a substantial portion of materials from three third-party vendors (67.2%) in 2016. As of September 30, 2016, the net amount due to the vendors (accounts payable - advance to vendors) was $654,014. The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.